restructuring and other costs (Tables)	12 Months Ended
Dec. 31, 2023
restructuring and other costs
Schedule of restructuring and other costs presented in the Consolidated statements of income and other comprehensive income

Years ended December 31 (millions)	2023	2022
Restructuring [1] (b)
Goods and services purchased	$178	$118
Employee benefits expense	440	81
	618	199
Other (c)
Goods and services purchased	12	41
Employee benefits expense	87	—
	99	41
Total
Goods and services purchased	190	159
Employee benefits expense	527	81
	$717	$240

1	For the year ended December 31, 2023, excludes real estate rationalization-related restructuring impairments of property, plant and equipment of $73 (2022 – $9) which are included in depreciation.